Basis of Presentation and General Information (Details) (USD $)	0 Months Ended		6 Months Ended	12 Months Ended
	Feb. 25, 2014	Oct. 15, 2012	Jul. 11, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Vessels [Line Items]
Date of Incorporation				Dec. 13, 2006
Reverse stock split ratio		15-for-1				15-for-1
Daily Management Fee				$ 750
Percentage of equity which relates to amount of loan converted			50.00%
Shares to acquire business	22,598		54,104,200
Average closing market price			$ 11.854
Write-off of deferred fiance costs			3,003,000
Fair value of above market acquired time charter			1,967,000	11,908,000	7,978,000
Acquisition related costs			9,364,000
Share based compensation			1,808,000	5,834,000	1,488,000	1,546,000
Payments to acquire property plant and equipment				518,447,000	127,814,000	91,000
Merger with Oceanbulk
Vessels [Line Items]
Shares to acquire business			48,395,766
Heron vessels
Vessels [Line Items]
Outstanding loan receivable convertible into 50% of equity interests			23,680,000
Value of common shares issued for acquisition of Heron Vessels			25,080,000
Payments to acquire property plant and equipment			25,000,000
Held in escrow for Heron vessels
Vessels [Line Items]
Shares to acquire vessels			2,115,706
Pappas companies
Vessels [Line Items]
Shares to acquire business			3,592,728
Vessels under construction
Vessels [Line Items]
Fair value adjustment recognized			158,523,000
Vessels in operations
Vessels [Line Items]
Fair value adjustment recognized			79,465,000
ProForma adjustments
Vessels [Line Items]
Interest expense				1,816,000	1,412,000
Acquisition related costs				12,757,000
ABYO Gwyneth
Vessels [Line Items]
DWT				82,790
ABYO Angelina
Vessels [Line Items]
DWT				82,981
ABYO Audrey
Vessels [Line Items]
DWT				175,125
ABYO Oprah
Vessels [Line Items]
DWT				82,551
Significant charterers
Vessels [Line Items]
Accounts receivable				$ 248,000